Unaudited interim condensed consolidated statement of changes in shareholders' equity (Parenthetical) - Tranche II, 2024 Financing arrangement in three tranches - shares			6 Months Ended
	May 07, 2025	May 02, 2025	Jun. 30, 2025
T2 BSA Prefunded Warrants
Number of warrants issued	43,437,036	43,437,036	43,437,036
T2 New Share
Number of shares issued during the period	42,488,883	42,488,883	42,488,883